SHORT-TERM AND LONG-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Summary of components of short-term and long term borrowings	The components of short-term and long-term borrowings were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Short-term borrowings(1)	—	100,000
Long-term borrowings(2)	—	31,883
	—	131,883

Schedule of long-term borrowings repayment

As of December 31, 2025, the long-term borrowings will be repaid according to the following schedule:

As of December 31, 2025
RMB
2026	—
2027	1,594
2028	9,565
2029	6,377
2030	6,377
2031 and thereafter	7,970
31,883